As filed with the Securities and Exchange Commission on October 5, 2018

File Nos.
002-77880
811-03479

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 54 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 55 [X]

FRANKLIN NEW YORK TAX-FREE INCOME FUND
(formerly Franklin New York Tax-Free Income Fund, Inc.)
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code
(650) 312-2000

Craig S. Tyle, One Franklin Parkway
San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 4th day of October, 2018.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

(Registrant)

 By:    /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	President and Chief Executive Officer – Investment Management Dated: October 4, 2018
MATTHEW T. HINKLE* Matthew T. Hinkle	Chief Executive Officer - Finance and Administration Dated: October 4, 2018
GASTON GARDEY* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: October 4, 2018
HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: October 4, 2018
TERRENCE J. CHECKI* Terrence J. Checki	Trustee Dated: October 4, 2018
MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: October 4, 2018
EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: October 4, 2018
GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: October 4, 2018
RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: October 4, 2018
J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: October 4, 2018
LARRY D. THOMPSON* Larry D. Thompson	Trustee Dated: October 4, 2018
JOHN B. WILSON* John B. Wilson	Trustee Dated: October 4, 2018

*By  /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

     (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase